UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 94.5%
Aerospace & Defense - 2.5%
58,084	HEICO Corp.	$2,295,480
80,484	Hexcel Corp. *	2,075,682
70,436	LMI Aerospace, Inc. *	1,224,178
		5,595,340
Air Freight & Logistics - 1.5%
92,620	Hub Group, Inc. *	3,352,844
Auto Components - 1.7%
205,622	Amerigon, Inc. *	2,362,597
46,126	LKQ Corp. *	1,540,608
		3,903,205
Biotechnology - 1.3%
65,647	Cepheid *	2,937,703
Building Products - 0.9%
71,929	Simpson Manufacturing Co.	2,122,625
Capital Markets - 1.9%
22,113	Affiliated Managers Group, Inc. *	2,420,268
13,128	Financial Engines, Inc. *	281,596
74,138	Piper Jaffray Companies *	1,737,053
		4,438,917
Chemicals - 1.1%
30,594	Airgas, Inc.	2,570,202
Commercial Services & Supplies - 2.1%
40,569	Team, Inc. *	1,264,941
138,032	Tetra Tech, Inc. *	3,599,875
		4,864,816
Communications Equipment - 3.0%
132,674	Finisar Corp. *	1,984,803
130,062	NICE Systems, Ltd. - ADR	4,760,269
		6,745,072
Construction & Engineering - 2.7%
137,687	EMCOR Group, Inc.	3,830,452
190,952	Primoris Services Corp.	2,291,424
		6,121,876
Distributors - 1.5%
82,904	Pool Corp.	3,354,296
Diversified Consumer Services - 1.4%
149,785	Grand Canyon Education, Inc. *	3,136,498
Diversified Telecommunication Services - 0.8%
22,717	AboveNet, Inc. *	1,908,228
Electrical Equipment - 1.3%
74,488	Woodward, Inc.	2,937,807

Electronic Equipment, Instruments & Components - 2.8%
45,427	Coherent, Inc. *	1,966,989
100,876	Fabrinet *	1,265,994
51,950	IPG Photonics Corp. *	2,264,500
71,903	Newport Corp. *	864,274
		6,361,757
Energy Equipment & Services - 4.2%
21,812	Core Laboratories NV	2,528,011
36,601	Dawson Geophysical Co. *	871,836
80,924	Hornbeck Offshore Services, Inc. *	3,138,233
24,913	OYO Geospace Corp. *	2,241,921
115,021	Pioneer Drilling Co. *	916,717
		9,696,718
Food & Staples Retailing - 0.9%
34,752	Casey's General Stores, Inc.	2,050,020
Health Care Equipment & Supplies - 2.8%
35,563	The Cooper Companies, Inc.	2,836,505
47,937	Haemonetics Corp. *	3,552,611
		6,389,116
Health Care Providers & Services - 9.5%
111,261	HMS Holdings Corp. *	3,706,104
58,400	IPC The Hospitalist Co., Inc. *	2,646,688
68,041	MEDNAX, Inc. *	4,663,530
49,796	MWI Veterinary Supply, Inc. *	5,117,535
113,196	Team Health Holdings, Inc. *	2,726,892
56,054	WellCare Health Plans, Inc. *	2,970,862
		21,831,611
Health Care Technology - 2.1%
48,017	SXC Health Solutions Corp. *	4,763,766
Hotels, Restaurants & Leisure - 3.4%
59,049	BJ's Restaurants, Inc. *	2,243,862
32,409	Buffalo Wild Wings, Inc. *	2,807,916
61,017	Life Time Fitness, Inc. *	2,837,901
		7,889,679
Insurance - 1.1%
99,516	Amerisafe, Inc. *	2,582,440
Internet & Catalog Retail - 0.9%
63,581	Shutterfly, Inc. *	1,951,301
Internet Software & Services - 1.6%
139,286	Cornerstone OnDemand, Inc. *	3,316,400
17,539	Millennial Media, Inc. *	231,339
		3,547,739
IT Services - 3.4%
131,070	Computer Task Group, Inc. *	1,964,740
64,184	MAXIMUS, Inc.	3,321,522
73,869	VeriFone Holdings, Inc. *	2,444,325
		7,730,587
Machinery - 4.2%
60,622	Actuant Corp.	1,646,494
66,689	CLARCOR, Inc.	3,211,742
29,987	Middleby Corp. *	2,987,005
76,563	Titan International, Inc.	1,878,090
		9,723,331

Metals & Mining - 1.6%
43,720	Carpenter Technology Corp.	2,091,565
32,232	Haynes International, Inc.	1,641,898
		3,733,463
Oil, Gas & Consumable Fuels - 1.1%
40,464	Berry Petroleum Co.	1,604,802
68,141	Solazyme, Inc. *	947,160
		2,551,962
Pharmaceuticals - 3.4%
161,683	Impax Laboratories, Inc. *	3,277,314
75,964	Medicis Pharmaceutical Corp.	2,594,171
35,813	Salix Pharmaceuticals Ltd. *	1,949,660
		7,821,145
Road & Rail - 1.5%
63,055	Genesee & Wyoming, Inc. *	3,331,826

Semiconductors & Semiconductor Equipment - 11.0%
89,175	Diodes, Inc. *	1,673,815
275,796	Entropic Communications, Inc. *	1,555,489
45,206	EZchip Semiconductor Ltd. *	1,810,048
49,031	Hittite Microwave Corp. *	2,506,465
90,809	Microsemi Corp. *	1,679,058
131,239	Nanometrics, Inc. *	2,015,831
193,062	OmniVision Technologies, Inc. *	2,579,308
3,550	OSI Systems, Inc. *	224,857
180,049	Skyworks Solutions, Inc. *	4,927,941
415,455	TriQuint Semiconductor, Inc. *	2,285,003
47,323	Veeco Instruments, Inc. *	1,626,018
97,501	Volterra Semiconductor Corp. *	2,286,399
		25,170,232
Software - 7.9%
89,165	Advent Software, Inc. *	2,417,263
83,908	ANSYS, Inc. *	5,295,434
50,481	Ariba, Inc. *	2,259,529
59,151	BroadSoft, Inc. *	1,713,013
45,273	MICROS Systems, Inc. *	2,317,978
108,467	RealPage, Inc. *	2,512,096
55,615	Verint Systems, Inc. *	1,641,199
		18,156,512
Specialty Retail - 2.4%
90,092	Dick's Sporting Goods, Inc.	4,324,416
20,671	DSW, Inc.	1,124,502
		5,448,918
Textiles, Apparel & Luxury Goods - 1.2%
59,666	Oxford Industries, Inc.	2,667,070
Trading Companies & Distributors - 2.2%
145,015	H&E Equipment Services, Inc. *	2,179,576
39,333	Watsco, Inc.	2,902,775
		5,082,351
Wireless Telecommunication Services - 1.6%
63,423	SBA Communications Corp. - Class A *	3,618,282
TOTAL COMMON STOCKS
(Cost $176,171,730)		216,089,255

TRUST & PARTNERSHIP - 1.2%
Real Estate Investment Trust - 1.2%
98,421	LaSalle Hotel Properties	2,867,988
TOTAL TRUST & PARTNERSHIP
(Cost $2,661,043)		2,867,988

SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%
1,016,271	SEI Daily Income Treasury Fund - Class B, 0.010% (1)	1,016,271
10,621,443	SEI Daily Income Trust Government Fund - Class B, 0.020% (1)	10,621,443
		11,637,714
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,637,714)		11,637,714
TOTAL INVESTMENTS IN SECURITIES - 100.8%
(Cost $190,470,487)		230,594,957
Liabilities in Excess of Other Assets - (0.8)%		(1,921,204)
TOTAL NET ASSETS - 100.0%		$228,673,753

*	Non-income producing security.
ADR	American Depository Receipt
(1)	7-day yield as of June 30, 2012

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$193,307,500
Gross unrealized appreciation	48,305,399
Gross unrealized depreciation	(11,017,942)
Net unrealized appreciation	$37,287,457

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM Small Cap Growth Fund
Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may   include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks ^	$216,089,255	$-	$-	$216,089,255
Trust & Partnership ^	2,867,988	-	-	2,867,988
Short-Term Investments ^	11,637,714	-	-	11,637,714
Total Investments in Securities	$230,594,957	$-	$-	$230,594,957

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*               /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date               8/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date                8/27/12

By (Signature and Title)*                /s/ Patrick J. Rudnick
 Patrick J. Rudnick, Treasurer

Date                8/16/12

* Print the name and title of each signing officer under his or her signature.